Net Periodic Pension Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 11,457	¥ 10,049	¥ 9,410
Interest cost	1,709	2,324	2,506
Expected return on plan assets	(3,335)	(3,467)	(3,358)
Amortization of prior service cost	(4,341)	(4,329)	(4,329)
Recognized actuarial loss	1,886	1,510	1,140
Net periodic pension costs	7,376	6,087	5,369
Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	487	348	293
Interest cost	1,912	1,667	1,764
Expected return on plan assets	(1,655)	(1,225)	(1,259)
Amortization of prior service cost	10	9	8
Recognized actuarial loss	793	422	204
Partial settlement of pension plan		451
Net periodic pension costs	¥ 1,547	¥ 1,672	¥ 1,010